Disclosure of Detailed Information About Number and Weighted Average Exercise Prices of Share Options (Details)	3 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2021 shares $ / shares $ / shares	Nov. 30, 2020 shares $ / shares	Aug. 31, 2020 shares
Stock Options
Number of stok options, Outstanding, beginning of period | shares	692,938	692,938	253,121
Weighted average exercise price, Outstanding, beginning of period	$ 11.64		$ 12.73
Weighted average grant date fair value, Outstanding, beginning of period	$ 7.06		$ 4.39
Options outstanding, remaining contractual term, beginning of period	4 years 5 months 15 days	4 years 5 months 15 days	4 years 3 months 21 days
Number of stok options, Outstanding, Expired/Cancelled | shares			(2,353)
Weighted average exercise price, Outstanding, Expired/Cancelled			$ 112.73
Weighted average grant date fair value, Outstanding, Expired/Cancelled			$ 29.40
Number of stok options, Outstanding, ending of period | shares	702,938	702,938	250,768
Weighted average exercise price, Outstanding, ending of period | (per share)	$ 11.61	$ 14.82	$ 11.79
Weighted average grant date fair value, Outstanding, ending of period	$ 7.00		$ 4.43
Options outstanding, remaining contractual term, ending of period	4 years 3 months 18 days	4 years 3 months 18 days	4 years 21 days
Number of stok options, Outstanding, beginning of period | shares	10,000	10,000
Weighted average exercise price, Outstanding, beginning of period	$ 9.82
Weighted average grant date fair value, Outstanding, beginning of period	$ 2.92
Number of stok options, Excersiable | shares	181,936	181,936		209,950
Weighted average exercise price, exercisable	$ 12.10	$ 12.10
Weighted average grant date fair value, Exercisable	$ 4.36	$ 4.36
Options exercisable, remaining contractual term, Exercisable	2 years 5 months 4 days	2 years 5 months 4 days